Related Parties - Summary of Time Deposits, Bank Borrowings, Debt Securities Issued, Lease Liabilities at related parties (Detail) - 12 months ended Dec. 31, 2020
₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands
	CNY (¥)	EUR (€)	USD ($)	TRY (₺)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				₺ 6,656,292
Banks - Time deposits
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				6,713,484
Banks - Time deposits | USD
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $			$ 796,073
Effective interest rate of financial assets, related party	2.90%
Financial assets (liabilities) with related parties				5,843,574
Banks - Time deposits | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions				610,140
Effective interest rate of financial assets, related party	17.40%
Financial assets (liabilities) with related parties				610,140
Banks - Time deposits | EUR
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €		€ 28,838
Effective interest rate of financial assets, related party	1.50%
Financial assets (liabilities) with related parties				259,770
Bank borrowings [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				(55,902)
Bank borrowings [member] | RMB/CNY
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | ¥	¥ 49,993
Effective interest rate of financial liabilities, related party	5.20%
Financial assets (liabilities) with related parties				(55,902)
Debt securities issued [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				(50,866)
Debt securities issued [member] | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions				50,000
Effective interest rate of financial liabilities, related party	15.00%
Financial assets (liabilities) with related parties				(50,866)
Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				(65,577)
Lease liabilities [member] | USD
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	4.00%
Financial assets (liabilities) with related parties				(34)
Lease liabilities [member] | TL
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				(341)
Lease liabilities [member] | TL | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	12.80%
Lease liabilities [member] | TL | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	26.80%
Lease liabilities [member] | EUR
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties				₺ (65,202)
Lease liabilities [member] | EUR | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	0.20%
Lease liabilities [member] | EUR | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	3.70%